UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 13F

Report for the Calendar Year or Quarter Ended:
December 31, 2007


Check here if Amendment [ ]:Amendment Number: ______

This Amendment (Check only one.):
[ ] a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:Heartland Financial USA, Inc.

Address: 1398 Central Avenue
Dubuque, Iowa 52001


Form 13F file number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Reporting Manager:

Name:Paul J. Peckosh

Title:Senior Vice President, Wealth Management Group

Phone:563-589-2000

Signature, Place, and Date of Signing:


/s/ Paul Peckosh
_______________________________
Dubuque, Iowa
December 31, 2007


Report Type (Check only one.):

[ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers:

No.Form 13F File Number Name

1. 028-10581 Dubuque Bank and Trust Company